Consolidated Statement of Operations	11 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Operating Expenses:
General and administrative	$ 408,453
Start up costs	574
Loss from operations	(409,027)
Other income:
Interest income	1,051
Change in fair value of derivative warrant liabilities	107,800
Total other income	108,851
Net loss	$ (300,176)
Class A Common Stock
Other income:
Weighted average shares outstanding, basic (in Shares) | shares	170,700
Net loss per common stock, basic (in Dollars per share) | $ / shares	$ (0.07)
Class B Common Stock
Other income:
Weighted average shares outstanding, basic (in Shares) | shares	4,300,000
Net loss per common stock, basic (in Dollars per share) | $ / shares	$ (0.07)